Convertible Preferred Stock (fuboTV Inc. Pre-Merger)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fubo TV Pre-Merger [Member]
Convertible Preferred Stock

9. Convertible Preferred Stock

During the three months ended March 31, 2019, the Company issued 1,681,493 shares of its Series E convertible preferred stock, par value $0.001 per share at a price per share of $29.74 and issued 471,100 shares of the Company’s Series E-1 convertible preferred stock upon the cancellation of indebtedness of $11,150 in principal and $58 in accrued interest, at an effective purchase price of $23.79 per share (such transactions, the “Q1 Series E Financing”).  The total amount recorded for the Series E convertible preferred stock and the Series E-1 convertible preferred stock was $60,970, net of issuance costs.

The following tables summarize our authorized, issued and outstanding convertible preferred stock as of December 31, 2019 and March 31, 2020:

	As of March 31, 2020 and December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Liquidation Preference per Share	Liquidation Value	Conversion Price per Share

Series AA convertible preferred stock	1,641,024	1,641,024	$1,600	$0.9750	$1,600	$0.9750
Series A convertible preferred stock	1,059,204	1,059,204	3,065	2.9576	3,133	2.9576
Series A-1 convertible preferred stock	101,430	101,430	—	2.5140	255	2.5140
Series A-2 convertible preferred stock	33,721	33,721	—	2.3661	80	2.3661
Series A-3 convertible preferred stock	292,562	292,562	—	1.8201	533	1.8201
Series B convertible preferred stock	1,926,507	1,926,507	14,960	7.8008	15,028	7.8008
Series B-1 convertible preferred stock	14,369	14,369	—	3.4796	50	3.4796
Series C convertible preferred stock	2,495,291	2,495,291	37,446	16.0302	40,000	16.0302
Series C-1 convertible preferred stock	1,600,000	1,543,051	—	10.0635	15,528	10.0635
Series D convertible preferred stock	2,173,990	1,839,954	46,294	25.3000	46,551	25.3000
Series D-1 convertible preferred stock	1,140,481	1,140,481	—	20.2400	23,083	20.2400
Series E convertible preferred stock	4,667,595	3,056,951	101, 699	29.7354	90,898	29.7354
Series E-1 convertible preferred stock	471,100	471,100	—	23.7883	11,207	23.7883
Total	17,617,274	15,615,645	$205,064		$247,946

Dividends

All holders of the Company’s convertible preferred stock are entitled to receive non-cumulative dividends, payable when, as and if declared by the board of directors, in prior and in preference to any declaration or payment of any dividend on the common stock of the Company at their applicable Dividend Rate (minimum required dividend if and when the board of directors declares a dividend), as adjusted for any stock splits, stock dividends, combinations, subdivisions and recapitalizations, etc.:

Dividend Rate

Series AA convertible preferred stock	$0.0585 per share
Series A convertible preferred stock	$0.1775 per share
Series A-1 convertible preferred stock	$0.1508 per share
Series A-2 convertible preferred stock	$0.1420 per share
Series A-3 convertible preferred stock	$0.1092 per share
Series B convertible preferred stock	$0.6241 per share
Series B-1 convertible preferred stock	$0.2784 per share
Series C convertible preferred stock	$1.28241 per share
Series C-1 convertible preferred stock	$0.80508 per share
Series D convertible preferred stock	$2.02393 per share
Series D-1 convertible preferred stock	$1.61910 per share
Series E convertible preferred stock	$2.37884 per share
Series E-1 convertible preferred stock	$1.90307 per share

After payment of such dividends to the holders of the Company’s convertible preferred stock, any additional dividends or distributions shall be distributed among all holders of the Company’s common stock and convertible preferred stock in proportion to the number of shares of common stock that would be held by each such holder if all shares of convertible preferred stock were converted to common stock at the then-effective conversion rate.

No dividends have been declared since inception.

Liquidation

Holders of the Company’s convertible preferred stock receive the stated liquidation preference per share plus any declared and unpaid dividends in the event of a Deemed Liquidation Event. A Deemed Liquidation Event is defined as the acquisition of the Company by another entity, or a sale, lease or other disposition of all or substantially all of the assets of the Company and its subsidiaries taken as a whole by means of any transaction or series of related transactions, except where such sale, lease or other disposition is to a wholly-owned subsidiary of the Company.

If upon the Deemed Liquidation Event, dissolution or winding up of the Company, the assets of the Company legally available for distribution to the holders of the Company’s convertible preferred stock are insufficient to permit the payment to such holders of the full amounts specified, then the entire assets of the Company legally available for distribution shall be distributed with equal priority and pro rata among the holders of the Company’s convertible preferred stock in proportion to the full amounts they would otherwise be entitled to receive.

Optional Conversion

Each share of the Company’s convertible preferred stock is convertible at any time at the option of the holder into one share of common stock.

Mandatory Conversion

Mandatory conversion will occur upon the event of a qualified initial public offering of the Company’s common stock that results in proceeds to the Company of at least $50,000, as approved by the board of directors, upon which time all outstanding shares of the Company’s convertible preferred stock shall automatically be converted into shares of the Company’s common stock, at the then effective conversion rate.

Conversion Price Adjustments

The conversion price per share of the Company’s convertible preferred stock will be reduced if the Company issues any additional stock without consideration or for consideration per share less than the preferred stock conversion price in effect for that series.

Demand Registration Rights

Pursuant to the terms of the Third Amended and Restated Investors’ Rights Agreement, the Company is obligated, upon the written demand of the holders of at least 20% of the convertible preferred stock then outstanding (“Initiating Holders”) to register a Form S-1 registration statement with an anticipated aggregate offering price exceeding $7,500. Upon the receipt of a written demand notice, the Company must file a registration statement with the U.S. Securities and Exchange Commission covering the Initiating Holders and any additional convertible preferred shares requested by any other holders within 60 days and use commercially reasonable efforts to have the registration statement declared effective promptly thereafter. The holder of the convertible preferred stock may exercise this demand registration right at any date after the earlier of: (i) March 5, 2021 or (ii) 180 days after the effective date of a registrations statement upon receipt of a request from 20% of the holders of the then outstanding convertible preferred stock to register. The Company shall have the right to defer registration for a 90-day period, provided this right has not been incurred more than twice in the preceding 12-month period.

Voting

Each holder of the Company’s convertible preferred stock has voting rights equivalent to common stock on an as converted basis.

Other

Convertible preferred stock is classified outside of shareholders’ equity because the shares contain certain liquidation features that are not solely within the Company’s control. The Company determined that a liquidation event is probable of occurring as of March 31, 2020 since the Company entered into the Merger Agreement during the three months ended March 31, 2020. However, the carrying values of the convertible preferred stock were not accreted to their deemed liquidation value through additional paid in capital as the difference is not material.  There were no qualifying liquidation events probable of occurring during the three months ended March 31, 2019.

In connection with the Merger Agreement that became effective April 1, 2020, the Investors’ Rights Agreement was terminated and all of the convertible preferred stock of fuboTV was converted into the right to receive shares of a newly created class of Series AA Convertible Preferred Stock of FaceBank (refer to Note 13 for details). Therefore, the aforementioned dividend, conversion, voting, and demand registration rights outlined above are no longer in effect as of April 1, 2020.

9. Convertible Preferred Stock

In 2018, the Company issued 1,839,954 shares of its Series D convertible preferred stock at a price per share of $25.30 for total proceeds of $46,294, net of issuance costs which are recorded as a reduction to the proceeds. Additionally, the Company converted approximately $22,900 in principal and $183 in accrued interest (representing the total accrued interest at the conversion date) of the 2017 and 2018 convertible notes into 1,140,481 shares of the Company’s Series D-1 convertible preferred stock at an exercise price of $20.24 per share.

In 2019, the Company issued 3,056,951 shares of its Series E convertible preferred stock at a price per share of $29.74 and converted $11,150 in principal and $58 in accrued interest of convertible notes into 471,100 shares of the Company’s Series E-1 convertible preferred stock at an exercise price of $23.79 per share. Total amount recorded for Series E and E-1 convertible preferred stock was $101,757, net of issuance costs The following tables summarize our authorized, issued and outstanding convertible preferred stock:

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Liquidation Preference per Share	Liquidation Value	Conversion Price per Share
Series AA convertible preferred stock	1,641,024	1,641,024	$1,600	$0.9750	$1,600	$0.9750
Series A convertible preferred stock	1,059,204	1,059,204	3,065	2.9576	3,133	2.9576
Series A-1 convertible preferred stock	101,430	101,430	—	2.5140	255	2.5140
Series A-2 convertible preferred stock	33,721	33,721	—	2.3661	80	2.3661
Series A-3 convertible preferred stock	292,562	292,562	—	1.8201	533	1.8201
Series B convertible preferred stock	1,926,507	1,926,507	14,960	7.8008	15,028	7.8008
Series B-1 convertible preferred stock	14,369	14,369	—	3.4796	50	3.4796
Series C convertible preferred stock	2,495,291	2,495,291	37,446	16.0302	40,000	16.0302
Series C-1 convertible preferred stock	1,600,000	1,543,051	—	10.0635	15,528	10.0635
Series D convertible preferred stock	2,173,990	1,839,954	46,294	25.3000	46,551	25.3000
Series D-1 convertible preferred stock	1,140,481	1,140,481	—	20.2400	23,083	20.2400
Series E convertible preferred stock	4,667,595	3,056,951	101,699	29.7354	90,898	29.7354
Series E-1 convertible preferred stock	471,100	471,100	—	23.7883	11,207	23.7883

Total	17,617,274	15,615,645	$205,064		$247,946

	December 31, 2018
	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Liquidation Preference per Share	Liquidation Value	Conversion Price per Share
Series AA convertible preferred stock	1,641,024	1,641,024	$1,600	$0.9750	$1,600	$0.9750
Series A convertible preferred stock	1,059,204	1,059,204	3,065	2.9576	3,133	2.9576
Series A-1 convertible preferred stock	101,430	101,430	—	2.5140	255	2.5140
Series A-2 convertible preferred stock	33,721	33,721	—	2.3661	80	2.3661
Series A-3 convertible preferred stock	292,562	292,562	—	1.8201	533	1.8201
Series B convertible preferred stock	1,926,507	1,926,507	14,960	7.8008	15,028	7.8008
Series B-1 convertible preferred stock	14,369	14,369	—	3.4796	50	3.4796
Series C convertible preferred stock	2,495,291	2,495,291	37,446	16.0302	40,000	16.0302
Series C-1 convertible preferred stock	1,600,000	1,543,051	—	10.0635	15,528	10.0635
Series D convertible preferred stock	2,173,990	1,839,954	46,294	25.3000	46,551	25.3000
Series D-1 convertible preferred stock	1,140,481	1,140,481	—	20.2400	23,083	20.2400

Total	12,478,579	12,087,594	$103,365		$145,841

Dividends

All convertible preferred stockholders are entitled to receive non-cumulative dividends, payable when, as and if declared by the board of directors, in prior and in preference to any declaration or payment of any dividend on the common stock of the Company at their applicable Dividend Rate (minimum required dividend if and when the board of directors declares a dividend), as adjusted for any stock splits, stock dividends, combinations, subdivisions and recapitalizations, etc.:

Dividend Rate
Series AA convertible preferred stock	$0.0585 per share
Series A convertible preferred stock	$0.1775 per share
Series A-1 convertible preferred stock	$0.1508 per share
Series A-2 convertible preferred stock	$0.1420 per share
Series A-3 convertible preferred stock	$0.1092 per share
Series B convertible preferred stock	$0.6241 per share
Series B-1 convertible preferred stock	$0.2784 per share
Series C convertible preferred stock	$1.28241 per share
Series C-1 convertible preferred stock	$0.80508 per share
Series D convertible preferred stock	$2.02393 per share
Series D-1 convertible preferred stock	$1.61910 per share
Series E convertible preferred stock	$2.37884 per share
Series E-1 convertible preferred stock	$1.90307 per share

After payment of such dividends to convertible preferred stockholders, any additional dividends or distributions shall be distributed among all holders of common stock and convertible preferred stock in proportion to the number of shares of common stock that would be held by each such holder if all shares of convertible preferred stock were converted to common stock at the then effective conversion rate.

No dividends have been declared since inception.

Liquidation

Holders of convertible preferred stock receive the stated liquidation preference per share plus any declared and unpaid dividends in the event of a Deemed Liquidation Event. A Deemed Liquidation Event is defined as the acquisition of the Company by another entity, or a sale, lease or other disposition of all or substantially all of the assets of the Company and its subsidiaries taken as a whole by means of any transaction or series of related transactions, except where such sale, lease or other disposition is to a wholly-owned subsidiary of the Company.

If upon the Deemed Liquidation Event, dissolution or winding up of the Company, the assets of the Company legally available for distribution to the holders of the convertible preferred stock are insufficient to permit the payment to such holders of the full amounts specified, then the entire assets of the Company legally available for distribution shall be distributed with equal priority and pro rata among the holders of the convertible preferred stock in proportion to the full amounts they would otherwise be entitled to receive.

Optional Conversion

Each share of convertible preferred stock was convertible at any time at the option of the holder into one share of common stock.

Mandatory Conversion

Mandatory conversion will occur upon the event of a qualified initial public offering of the Company’s common stock that results in proceeds to the Company of at least $50,000, as approved by the board of directors, then all outstanding shares of convertible preferred stock shall automatically be converted into shares of Common Stock, at the then effective conversion rate.

Conversion Price Adjustments

The conversion price per share of the convertible preferred stock will be reduced if the Company issues any additional stock without consideration or for consideration per share less than the preferred stock conversion price in effect for that series.

Demand Registration Rights

Pursuant to the terms of the Third Amended and Restated Investor Rights Agreement, the Company is obligated, upon the written demand of the holders of at least 20% of the convertible preferred stock then outstanding (“Initiating Holders”) to register a Form S-1 registration statement with an anticipated aggregate offering price exceeding $7,500. Upon the receipt of a written demand notice, the Company must file a registration statement with the U.S. Securities and Exchange Commission covering the Initiating Holders and any additional convertible preferred shares requested by any other holders within 60 days and use commercially reasonable efforts to have the registration statement declared effective promptly thereafter. The holder of the convertible preferred stock may exercise this demand registration right at any date after the earlier of: (i) March 5, 2021 or (ii) 180 days after the effective date of a registrations statement upon receipt of a request from 20% of the holders of the then outstanding convertible preferred stock to register. The Company shall have the right to defer registration for a 90-day period, provided this right has not been incurred more than twice in the preceding 12-month period.

Voting

Each holder of convertible preferred stock has voting rights equivalent to common stock on an as converted basis.

Other

Convertible preferred stock is classified outside of shareholders’ equity because the shares contain certain liquidation features that are not solely within the Company’s control. During the years ended December 31, 2019 and 2018, the carrying values of the convertible preferred stock were not adjusted to the deemed liquidation value of such shares as a qualifying liquidation event was not probable. Subsequent adjustments to increase the carrying values to the ultimate redemption values will be made only when it becomes probable that such a liquidation event will occur.